Summary of Option Activity Under Twenty Zero Four ESOP Plan (Detail) (Stock Option Plan 2004, USD $)	12 Months Ended
Mar. 31, 2013
Stock Option Plan 2004
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options Outstanding, Beginning Balance	135,487
Number of options, Forfeited	375
Number of options Outstanding, Ending Balance	135,112
Number of Options, Exercisable	117,237
Weighted average exercise price Outstanding, Beginning Balance	$ 11.40
Weighted average exercise price, Forfeited	$ 5.16
Weighted average exercise price Outstanding, Ending Balance	$ 11.41
Weighted average exercise price, Exercisable	$ 12.37
Weighted average remaining contractual term, Outstanding	3 years 7 months 6 days
Weighted average remaining contractual term, Exercisable	3 years 2 months 12 days
Aggregate intrinsic value, Outstanding	$ 19,600
Aggregate intrinsic value, Exercisable	$ 12,450